Details of Significant Accounts	12 Months Ended
Dec. 31, 2023
Details of Significant Accounts
Details of Significant Accounts
6.    Details of Significant Accounts
6(1)    Cash and cash equivalents

	December 31, 2022	December 31, 2023
Petty cash	$1	$1
Checking accounts	1,279	2,139
Demand deposits	11,777	12,547
Time deposits	149,300	109,000
Others	259	184
	$162,616	$123,871
A.The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote. As of December 31, 2023, the majority of our cash and cash equivalents, 93%, are denominated in U.S. Dollars.
B.The Group has no cash and cash equivalents pledged to others.
6(2)    Current financial assets at amortized cost

	December 31, 2022	December 31, 2023
Time deposits with maturities over three months	$30,000	$30,300
A.The Group has no financial assets at amortized cost pledged to others.
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of December 31, 2023, 100% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
6(3)    Accounts receivable

	December 31, 2022	December 31, 2023
Accounts receivable	$7,756	$6,992
A.The ageing analysis of accounts receivable is as follows:

	December 31, 2022	December 31, 2023
Not past due	$6,062	$5,791
Up to 30 days	851	594
31 to 90 days	327	340
91 to 180 days	417	196
Over 181 days	99	71
	$7,756	$6,992
The above ageing analysis was based on days overdue.
B.As at December 31, 2022 and 2023, accounts receivable were all from contracts with customers. And as at January 1, 2022, the balance of receivables from contracts with customers amounted to $6,568.
C.As at December 31, 2022 and 2023, without taking into account other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable was $7,756 and $6,992, respectively.
D.Information relating to credit risk of accounts receivable is provided in Note 12(2).
6(4)    Other current assets

	December 31, 2022	December 31, 2023
Prepaid expenses	$4,617	$3,773
Others	88	269
	$4,705	$4,042
6(5)    Property, plant and equipment

	2022
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$516	$552	$48	$1,116
Accumulated depreciation	(393)	(296)	(20)	(709)
	$123	$256	$28	$407
Opening net book amount	$123	$256	$28	$407
Additions	58	107	—	165
Depreciation expense	(119)	(119)	(9)	(247)
Net exchange differences	(11)	(24)	(1)	(36)
Closing net book amount	$51	$220	$18	$289
At December 31
Cost	$521	$602	$46	$1,169
Accumulated depreciation	(470)	(382)	(28)	(880)
	$51	$220	$18	$289

	2023
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$521	$602	$46	$1,169
Accumulated depreciation	(470)	(382)	(28)	(880)
	$51	$220	$18	$289
Opening net book amount	$51	$220	$18	$289
Additions	154	128	7	289
Depreciation expense	(83)	(106)	(8)	(197)
Net exchange differences	—	(1)	—	(1)
Closing net book amount	$122	$241	$17	$380
At December 31
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380
The Group has no property, plant and equipment pledged to others.
6(6)    Leasing arrangements  —  lessee
A.The Group leases various assets including buildings and business vehicles. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leased assets cannot be used as collateral for borrowing purposes and are prohibited from being subleased, sold or lent to others or corporations under any circumstances.
B.Short-term leases with a lease term of 12 months or less include offices located in United States, Japan, China and France. As of December 31, 2021, 2022 and 2023, lease commitments for short-term leases amounted to $112, $152 and $136, respectively.
C.The movements of right-of-use assets of the Group are as follows:

	2022
	Buildings	Business vehicles	Total
At January 1
Cost	$898	$149	$1,047
Accumulated depreciation	(377)	(50)	(427)
	$521	$99	$620
Opening net book amount	$521	$99	$620
Additions	137	76	213
Cost of derecognition	(137)	—	(137)
Derecognized accumulated depreciation	137	—	137
Depreciation expense	(361)	(95)	(456)
Net exchange differences	(45)	(9)	(54)
Closing net book amount	$252	$71	$323
At December 31
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323

	2023
	Buildings	Business vehicles	Total
At January 1
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323
Opening net book amount	$252	$71	$323
Additions	810	202	1,012
Cost of derecognition	(677)	(208)	(885)
Derecognized accumulated depreciation	677	161	838
Depreciation expense	(357)	(84)	(441)
Closing net book amount	$705	$142	$847
At December 31
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847
D.Lease liabilities relating to lease contracts:

	December 31, 2022	December 31, 2023
Total lease liabilities	$338	$868
Less: current portion (shown as ‘current lease liabilities’)	(251)	(481)
	$87	$387
E.The information on profit and loss accounts relating to lease contracts is as follows:

	Years ended December 31,
	2021	2022	2023
Items affecting profit or loss
Interest expense on lease liabilities	$9	$8	$15
Expense on short-term lease contracts	391	383	352
	$400	$391	$367
F.For the years ended December 31, 2021, 2022 and 2023, the Group’s total cash outflow for leases were $793, $848 and $802, respectively, including the interest expense on lease liabilities amounting to $9, $8 and $15, expense on short-term lease contracts amounting to $391, $383 and $352, and repayments of principal portion of lease liabilities amounting to $393, $457 and $435, respectively.
6(7)    Intangible assets

	2022
	Software	Other intangible assets	Total
At January 1
Cost	$78	$82	$160
Accumulated amortization	(33)	(27)	(60)
	$45	$55	$100
Opening net book amount	$45	$55	$100
Additions	78	15	93
Cost of disposals	(43)	—	(43)
Accumulated amortization on disposals	43	—	43
Amortization charge	(36)	(27)	(63)
Net exchange differences	(6)	(5)	(11)
Closing net book amount	$81	$38	$119
At December 31
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119

	2023
	Software	Other intangible assets	Total
At January 1
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119
Opening net book amount	$81	$38	$119
Additions	33	—	33
Amortization charge	(45)	(30)	(75)
Closing net book amount	$69	$8	$77
At December 31
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77
Details of amortization on intangible assets are as follows:

	Years ended December 31,
	2021	2022	2023
Research and development expenses	$47	$63	$75
6(8)    Financial liabilities at fair value through profit or loss

	December 31, 2022	December 31, 2023
Non-current items:
Warrant liabilities	$8,431	$8,431
Add: Valuation adjustment	(5,224)	(6,865)
	$3,207	$1,566
A.    Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Years ended December 31,
	2021	2022	2023
Net gains (losses) recognized in profit or loss
Warrant liabilities	$—	$5,224	$1,641
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	(150,745)	(99,001)	—
	$(150,745)	$(93,777)	$1,641
Net losses recognized in other comprehensive income
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$(58)	$(7)	$—
B.    Warrant liabilities
(a)As part of Business Combination, warrants sold and issued by Provident were automatically converted to Perfect Warrants. Each warrants entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 (in dollars) per share.
(b)As of December 31, 2023 there were 20,850 thousand warrants outstanding, consisting of 12,750 thousand Public Warrants, 6,600 thousand Private Placement Warrants and 1,500 thousand Forward Purchase Warrants (as defined below). Each warrant is exercisable for one Perfect Class A Ordinary Share, in accordance with its terms.
Public Warrants
Provident sold an aggregate of 11,500 thousand Public Warrants in the Provident Initial Public Offering. On November 20, 2023, 1,250 thousand Forward Purchase Warrants were converted into 1,250 thousand Public Warrants.
Private Placement Warrants
Provident privately issued and sold an aggregate of 6,600 thousand Private Warrants to the Sponsor simultaneously with the consummation of the Provident Initial Public Offering on January 7, 2021.
Forward Purchase Warrants
Pursuant to the Forward Purchase Agreements (“FPA”), Provident issued and sold to FPA Investors, an aggregate of 5,500 thousand Forward Purchase Shares and 2,750 thousand Forward Purchase Warrants in consideration for an aggregate purchase price of $55,000, as closed on October 27, 2022.
(c)Movements in all kinds of Perfect Warrants are as follows:

	Public Warrants (units in thousands)	Private Placement Warrants (units in thousands)	Forward Purchase Warrants (units in thousands)
At January 1, 2022	—	—	—
Converted from Provident’s warrants as part of business combination	11,500	6,600	2,750
Exercised	—	—	—
At December 31, 2022	11,500	6,600	2,750
Converted	1,250	—	(1,250)
At December 31, 2023	12,750	6,600	1,500
(d)Redemption of warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to Perfect Private Placement Warrants):
(i) in whole and not in part (ii) at a price of $0.01 (in dollars) per warrant (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”) and (iv) if, and only if, the last reported sale price of the Perfect Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (which the Company refers to as the “Reference Value”) equals or exceeds $18.00 (in dollars) per share.
(e)Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
(i) in whole and not in part (ii) at $0.10 (in dollars) per warrant upon a minimum of 30 days’ prior written notice of redemption (iii) provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of Perfect Class A Ordinary Shares (iv) if, and only if, the Reference Value equals or exceeds $10.00 (in dollars) per share and (v) if the Reference Value is less than $18.00 (in dollars) per share, Perfect Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Perfect Public Warrants, as described above.
(f)Private Placement Warrants
The Private Placement Warrants are identical to the Public Warrants and Forward Purchase Warrants except that Private Placement Warrants, so long as they are held by Provident Acquisition Holdings Ltd., (the “Sponsor”) or its permitted transferees, (i) will not be redeemable by the Company (ii) may not (including the Class A Ordinary shares issuable upon exercise of these Private Placement Warrants), subject to certain limited exceptions, be transferred assigned or sold by the holder until 30 days after the completion of the Company’s initial Business Combination (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to certain registration rights.
If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as Public Warrants and Forward Purchase Warrants.
C.    Financial liabilities designated as at fair value through profit or loss-Preferred share liabilities
The Company has issued a total of 242,331 thousand convertible preferred shares amounting $105,000 with no maturity for five rounds in total. In connection with the Recapitalization, the Company’s convertible preferred shares were canceled in exchange for 0.17704366 Perfect Class A or Class B Ordinary shares on October 28, 2022. Please refer to Note 6(13) “Share capital” for information of the conversion.
6(9)    Other payables

	December 31, 2022	December 31, 2023
Employee bonus	$4,038	$4,662
Payroll	2,130	2,228
Remuneration to directors	53	115
Promotional fees	1,039	1,090
Professional service fees	1,371	1,415
Sales VAT payables	175	126
Post and telecommunications expenses	173	171
Others	329	524
	$9,308	$10,331
6(10)    Provisions

	2022	2023
	Warranty	Warranty
At January 1	$1,058	$1,855
Additional provisions	897	677
Used during the year	—	(112)
Net exchange differences	(100)	(26)
At December 31	$1,855	$2,394
Analysis of total provisions:

	December 31, 2022	December 31, 2023
Current	$1,855	$2,394
The Group enters into the contract with customers with warranties on services provided. The warranties (loss indemnification) provide customers with assurance that the related services will function as agreed by both parties. Provision for warranty is estimated based on historical warranty data, other known events and management’s judgement. The Group recognizes such expenses within ‘Cost of sales and services’ when related services are provided. Any changes in industry circumstances might affect the provisions. Provisions shall be paid when the payment is actually claimed.
6(11)    Pensions
A.Defined benefit plan
(a)The Group’s subsidiary, Perfect Mobile Corp. (Taiwan), was incorporated in Taiwan, which has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular foreign employees’ service years. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. Perfect Mobile Corp. (Taiwan) contributes to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, Perfect Mobile Corp. (Taiwan) would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method to the employees expected to qualify for retirement in the following year, Perfect Mobile Corp. (Taiwan) will make contributions for the deficit by next March.
(b)The amounts recognized in the balance sheet are as follows:

	December 31, 2022	December 31, 2023
Present value of defined benefit obligations	$(84)	$(92)
Fair value of plan assets	11	13
Net defined benefit liability	$(73)	$(79)
(c)Movements in net defined benefit liability are as follows:

	2022
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(113)	$9	$(104)
Current service cost	(2)	—	(2)
Interest (expense) income	(1)	—	(1)
	(116)	9	(107)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	(8)	—	(8)
Change in financial assumptions	10	—	10
Experience adjustments	19	—	19
	21	1	22
Pension fund contribution	—	2	2
Net exchange differences	11	(1)	10
At December 31	$(84)	$11	$(73)

	2023
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(84)	$11	$(73)
Current service cost	(4)	—	(4)
Interest (expense) income	(1)	—	(1)
	(89)	11	(78)
Remeasurements:
Change in demographic assumptions	(1)	—	(1)
Experience adjustments	(3)	—	(3)
	(4)	—	(4)
Pension fund contribution	—	2	2
Net exchange differences	1	—	1
At December 31	$(92)	$13	$(79)
(d)The Bank of Taiwan was commissioned to manage the Fund of Perfect Mobile Corp. (Taiwan)’s defined benefit pension plan in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earnings is less than aforementioned rates, government shall make payment for the deficit after being authorized by the Regulator. Perfect Mobile Corp. (Taiwan) has no right to participate in managing and operating that fund and hence Perfect Mobile Corp. (Taiwan) is unable to disclose the classification of plan assets fair value in, accordance with IAS 19 paragraph 142. The composition of fair value of plan assets as of December 31, 2022 and 2023 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.
(e)The principal actuarial assumptions used were as follows:

	Years ended December 31,
	2022	2023
Discount rate	1.50%	1.50%
Future salary increases	3.00%	3.00%
Future mortality rate was estimated based on the 5th Taiwan Standard Ordinary Experience Mortality Table.
Because the main actuarial assumption may change (mainly on discount rate and future salary increase rate), the present value of defined benefit obligation is affected. The analysis was as follows:

	Discount rate		Future salary increases
	Increase	Decrease	Increase	Decrease
	0.25%	0.25%	0.25%	0.25%
December 31, 2022
Effect on present value of defined benefit obligation	$(5)	$5	$5	$(5)
December 31, 2023
Effect on present value of defined benefit obligation	$(5)	$6	$5	$(5)
The sensitivity analysis above is based on one assumption which changed while the other conditions remain unchanged. In practice, more than one assumption may change all at once. The method of analyzing sensitivity and the method of calculating net pension liability in the balance sheet are the same.
The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the previous period.
(f)Expected contributions to the defined benefit pension plans of Perfect Mobile Corp. (Taiwan) for the year ending December 31, 2024 amount to $6.
(g)As of December 31, 2023, the weighted average duration of the retirement plan is 23 years. The expected timing of the future pension payment was as follows:

Within 1 year	$—
1-5 year(s)	—
Over 5 years	132
$132
B.Defined contribution plans
(a)Perfect Mobile Corp. (Taiwan) has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, Perfect Mobile Corp. (Taiwan) contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum when employees retire.
(b)The pension costs under defined contribution pension plan of Perfect Mobile Corp. (Taiwan) for the years ended December 31, 2021, 2022 and 2023 were $468, $501, and $527, respectively.
(c)The pension costs under local government law of other foreign subsidiaries for the years ended December 31, 2021, 2022 and 2023 were $143, $172, and $175, respectively.
6(12)    Share-based payment
A.Share Incentive Plan
On December 13, 2021, the Board approved and adopted the Share Incentive Plan to issue stock option of 30,000 thousand units. Prior to the recapitalization, each unit was eligible to subscribe for one Perfect Common Share.
In connection with the recapitalization, an equitable adjustment has been made to the exercised price, number of shares and class of shares to be issued. After recapitalization, all outstanding stock option units were converted as follows:
-5.65 units are eligible to subscribe for one Perfect Ordinary Share,
-the exercised price was also changed by the same ratio from $0.7 (in dollars) to $3.95 (in dollars) per share.
On October 25, 2022, the Board has approved and adopted an amendment to the Share Incentive Plan in response to the aforementioned recapitalization. Going forward one unit option is eligible for one Perfect Ordinary Share. The maximum number of Perfect Ordinary Shares that can be issued upon exercise of all options under the Share Incentive Plan are 5,311 thousand shares.
(a)For the year ended December 31, 2022 and 2023, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
(b)Movements of outstanding options under Share Incentive Plan are as follows:

	2022 (Note)		2023
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	—	$—	2,063	$3.95
Options granted	2,143	3.95	2,288	4.93
Options forfeited	(80)	3.95	(278)	4.34
Options outstanding at December 31	2,063	3.95	4,073	4.47
Options exercisable at December 31	—		—
Note: The comparable amounts in above table have been amended to show the number of units based on new subscription ratio for all periods presented.
(c)As of December 31, 2022 and 2023, the range of exercise prices of stock options outstanding were $3.95 and $2.43 ~ $7.20 (in dollars) per share, respectively; the weighted-average remaining contractual period was 4.06 years and 3.06 ~ 4.84 years, respectively.
(d)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.
B.Incentive Stock Option Plan
The Board of the Company has established two stock option plans, 2015 Incentive Stock Option Plan and 2018 Incentive Stock Option Plan (“Incentive Stock Option Plan”).
On November 22, 2021, the Company declared a notice pursuant to its Incentive Stock Option Plan. Based on the notice, all the unvested option shares granted by the Company to optionee becomes fully vested on November 22, 2021. The optionee may exercise the vested options within one month after November 22, 2021. Any options that are not exercised within such one month period shall be deemed cancelled and forfeited upon expiration of such period on December 22, 2021. On January 24, 2022, the Company has completed the conversion of 26,629 thousand of option shares to Perfect Common Shares and converted to Perfect Class A or Class B Ordinary Shares in connection with the Recapitalization.
(a)The following table illustrate the Group’s Incentive Stock Option Plan’s original terms and condition:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
2015 Incentive Stock Option Plan	Employee stock options	Equity	Four years, one month	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
2018 Incentive Stock Option Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
(b)Movements of the Group’s Incentive Stock Option Plan prior to recapitalization are as follows:

	2021		2022
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	23,046	$0.18	26,629	$0.21
Options granted	8,388	0.27	—	—
Options forfeited	(1,681)	0.22	—	—
Options exercised	(3,124)	0.10	(26,629)	0.21
Options outstanding at December 31	26,629	0.21	—	—
Options exercisable at December 31	26,629		—	—
(c)The weighted-average exercise price of stock options for the years ended December 31, 2021 and 2022, were all $0.1 ~ $0.3 (in dollars).
(d)As of December 31, 2021, the range of exercise prices of stock options outstanding were all $0.1 ~ $0.3 (in dollars); the weighted-average remaining contractual period was 0 year.
(e)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Range of stock price (in dollars)	Exercise price (in dollars)	Range of expected price volatility	Expected option life	Expected dividends	Range of risk free interest rate	Range of fair value per unit (in dollars)
2015 Incentive Stock Option Plan	$0.0564~0.1777	$0.1000	39.29%~42.25%	3.42	0.00%	0.45%~2.79%	$0.0080~0.0947
2018 Incentive Stock Option Plan	0.1689~0.8931	0.3000	39.16%~53.27%	3.88	0.00%	0.58%~2.29%	0.0228~0.6397
Note:    Expected price volatility rate was estimated by using historical volatility record of similar entities as the stock has no quoted market price.
C.Expenses incurred on share-based payment transactions are shown below:

	Years ended December 31,
	2021	2022	2023
Equity settled	$1,782	$2,175	$3,268
D.In 2022, the Group has service agreements with its Board of Directors to grant them awards of the Company’s Ordinary Shares at a fixed monetary value. Expense incurred for the years ended December 31, 2021, 2022 and 2023 was $—, $58 and $—, respectively. The fixed monetary value of equity awards of director compensation was paid in cash in the first year, resulting in expenses incurred for the year ended December 31, 2022, being paid in cash. In the future, the Group may compensate directors either entirely in cash or partially in cash and partially in equity.
E.Shareholder Earnout
The Company executed additional capitalization by way of the potential issuance of Earnout Shares for Perfect shareholders. In accordance with Shareholder Earnout terms and conditions contemplated by the
Business Combination Agreement, 3,000 thousand, 3,000 thousand and 4,000 thousand of the Shareholder Earnout Shares are issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period when the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), $13.00 (in dollars) and $14.50 (in dollars), respectively. None of these conditions had been met in the period up through December 31, 2023.
Shareholder Earnout Shares are considered a potential contingent payment agreement with Shareholders, based on a market condition without link to service. Fair value of the Shareholder Earnout Shares is already reflected in Provident’s publicly quoted price that has been used to derive the estimated fair value of Perfect Ordinary Shares. It is included in the estimated fair value of the Perfect Ordinary shares as of the date of the recapitalization that was used to compute the listing charge. Accordingly, no separate adjustment to record fair value of the Shareholder Earnout is considered necessary, because the estimated fair value of such shares is already presumed to be reflected in the fair value of the Perfect shares. Please refer to Note 6(26) “Recapitalization”.
F.Sponsor Earnout
In connection with the Business Combination Agreement, the Company entered into a Sponsor Letter Agreement pursuant to which it agreed to issue Earnout shares to the Sponsors. Subject to the terms and conditions contemplated by the Sponsor Letter Agreement, upon the occurrence of specific Sponsor Earnout Event (as defined below) from October 28, 2022 to October 28, 2027 (“Earnout Period”), Perfect will issue Perfect Class A Ordinary Shares of up to 1,175,624 Class A Ordinary Shares(the “Sponsor Earnout Promote Shares”) to Sponsor, with (a) 50% of the Sponsor Earnout Promote Shares issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), and (b) 50% of the Sponsor Earnout Promote Shares issuable if over any twenty (20) trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00 (in dollars). None of these conditions had been met in the period up through December 31, 2023.
Sponsor Earnout Promote Shares are considered a potential contingent payment agreement with Sponsor, based on a market condition without link to service. Thus, expense was recorded immediate on the grant date. Expense recorded for the year ended December 31, 2022 was $8,849. Please refer to Note 6(26) “Recapitalization”.
The expense was recognized under fair value and the Monte Carlo Simulation Model was used to estimate the fair value of Sponsor Earnout Promote Shares granted. Assumptions used in calculating the fair value are disclosed as follows:

Sponsor Earnout Shares
Expected dividend yield (%)	0.00%
Expected volatility	70.00%
Risk free interest rate	4.19%
Expected life (years)	5
6(13)    Share capital
A.As of December 31, 2023, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,192, including 85,128 thousand Class A Ordinary Shares after the retirement of 16,320 thousand treasury shares and 27 thousand shares surrendered by a shareholder, and 16,789 thousand Class B Ordinary Shares. All proceeds from shares issued have been collected.
Perfect Class A Ordinary shares
Perfect Class A Ordinary shares have a par value of $0.1 (in dollars). Amounts received above the par value are recorded as share premium. Each holder of Perfect Class A Ordinary shares will be entitled to one vote per share. Class A Ordinary Shares are listed on NYSE under the trading symbol “PERF”.
Perfect Class B Ordinary shares
Perfect Class B Ordinary shares have a par value of $0.1 (in dollars). Perfect Class B Ordinary Shares have the same rights as Perfect Class A Ordinary Shares except for voting and conversion rights. Each Perfect Class B Ordinary Shares is entitled to 10 votes and is convertible into Perfect Class A Ordinary Shares at any time by the holder thereof. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Shares. Each Class B Ordinary Share shall, automatically and immediately, without any further action from the holder thereof, convert into one Class A Ordinary Share when it ceases being beneficially owned by any of the Principals. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.
B.Movements for the Company’s share capital are as follows:

		Common Shares		Perfect Class A Ordinary Shares		Perfect Class B Ordinary Shares		Total
	Note	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Amount
At January 1, 2021		298,397	$29,840	—	$—	—	$—	$29,840
Employee stock option exercised		3,124	312	—	—	—	—	312
At December 31, 2021	(a)	301,521	30,152	—	—	—	—	30,152
Employee stock option exercised		26,629	2,663	—	—	—	—	2,663
Conversion as part of recapitalization	(b)	(328,150)	(32,815)	84,211	8,421	16,789	1,679	(22,715)
Shares Issuance to exchange Provident outstanding shares	(c)	—	—	17,264	1,726	—	—	1,726
At December 31, 2022	(a)	—	—	101,475	10,147	16,789	1,679	11,826
Shares retired	(d)	—	—	(16,347)	(1,634)	—	—	(1,634)
At December 31, 2023		—	$—	85,128	$8,513	16,789	$1,679	$10,192

(a)As of December 31, 2021, the Company’s authorized capital was $82,000, consisting of 820,000 thousand shares of stock (including 45,000 thousand shares reserved for employee stock options). The paid-in capital was $30,152, consisting of 301,521 thousand shares of ordinary stock with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.
As of December 31, 2022, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $11,826, consisting of 101,475 thousand Class A Ordinary Shares and 16,789 thousand Class B Ordinary Shares with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.
(b)Pursuant to the Business Combination Agreement, dated as of March 3, 2022, the outstanding Perfect Preferred Shares were automatically converted into Perfect Common Shares, then immediately such shares were canceled in exchange for 0.17704366 Perfect Class A and Class B Ordinary shares on the Closing Date. The exchange of the Perfect Shares for the Perfect Class A and Class B ordinary shares is reflected in the table below.

Share type before share combination	Number of shares (in thousand) before share combination	Conversion ratio	Share type after share conversion	Number of shares (in thousand) after share conversion
Common shares	241,650	0.17704366	Class A Ordinary Shares	42,782
Preferred share	234,003			41,429
Subtotal	475,653			84,211
Common shares	86,500	0.17704366	Class B Ordinary Shares	15,314
Preferred share	8,328			1,475
Subtotal	94,828			16,789
Total	570,481			101,000
In connection with the Recapitalization, the excess of the par value of the Perfect Common Shares and fair value of the Perfect Preferred shares on the Closing Date over the par value of the Perfect Class A and Class B Ordinary Shares were recognized as additional paid-in capital.
The following table illustrates the reconciliation of additional paid-in capital due to the conversions of the Perfect Shares and the Perfect Class A and Class B Ordinary Shares:

Additional paid-in capital
Par value of the Perfect Common Shares	$32,815
Fair value of the Perfect Preferred Shares on the Closing Date	358,238
Par value of the Class A and Class B Ordinary Shares	(10,100)
Subtotal	380,953
Listing expense	65,264
$446,217
(c)In connection with the closing of the Business Combination, the Company issued (i) 17,264 thousand Perfect Class A Ordinary Share with a par value of $0.1 (in dollars) to former holders of Provident Ordinary Shares, including (a) 1,349 thousand Class A Ordinary Share to Public Shareholders who did not exercise their right to redeem any Provident Public Shares before the Closing, (b) 5,415 thousand Class A Ordinary Shares to the Sponsor and three directors and two advisors of Provident (c) 5,500 thousand Class A Ordinary Shares to FPA Investors and (d) 5,000 thousand Class A Ordinary Shares to PIPE Investors. (ii) 20,850 thousand Warrant to holders of Public Warrants, Private Placement Warrants and Forward Purchase Warrants for a total amount of $112,893.
The excess cash received over the par value of the Class A Ordinary Shares and the fair value of the warrants are accounted under the Company’s additional paid-in capital. The following table illustrates the reconciliation of the additional paid-in capital due to issuance of the Company’s ordinary shares.

Additional paid-in capital
Proceed received upon recapitalization	$112,893
Par value of the Class A Ordinary Shares	(1,726)
Fair value of the warrants at the Closing Date	(8,430)
Transactional cost (presented as accrued expense of Provident at Closing)	(500)
$102,237
Please refer to Note 6(26) “Recapitalization” for Private Placement Investor and Forward Purchase Agreement Investor. Please refer to Note 6(8) “Financial liability at fair value through profit or loss” for Forward Purchase Warrants.
(d)On October 26, 2023, the Company completed the retirement of 191 thousand of Class A Ordinary shares. These retired shares were acquired as part of the share repurchase plan announced on May 4, 2023.
On November 29, 2023, a shareholder surrendered 27 thousand of Class A Ordinary shares for personal reason, and those ordinary shares were canceled.
On December 29, 2023, the Company completed the retirement of 16,129 thousand of Class A Ordinary shares. These retired shares were acquired from the tender offer announced on November 27, 2023.
The reconciliation of the capital surplus due to shares repurchased and retired is provided in Note 6(14).
C.Share Repurchase Plan
On May 4, 2023, the Board of Directors approved a share repurchase plan authorizing the Company may repurchase up to $20,000 of its Class A Ordinary shares over the next 12-month period. During the period from May 8, 2023 to December 31, 2023, the Company repurchased 259 thousand of Class A Ordinary shares with a total consideration paid amounted $1,064 and retired 191 thousand shares repurchased from this plan. The remaining 68 thousand shares have been recorded as treasury shares on the Company's balance sheet as of December 31, 2023 and retired on February 7, 2024.
D.Tender Offer
On November 24, 2023, the Board of Directors approved a tender offer, which commenced on November 27, 2023, and withdrawal rights expired on December 26, 2023, to purchase up to 16,129 thousand shares of Class A Ordinary at a price of $3.10 (in dollars) per share for an aggregate purchase price of approximately $50,000. The Company completed the repurchase, and all the purchased shares were retired on December 29, 2023.
6(14)    Capital surplus
Except as required by the Company’s Articles of Incorporation or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
The following tables illustrates the detail of capital surplus:

	December 31, 2022	December 31, 2023
Additional paid-in capital	$554,209	$477,734
Other:
Employees’ stock option cost	2,162	5,430
Directors’ share-based compensation	58	—
Retirement of treasury shares	—	27,235
Subtotal	2,220	32,665
	$556,429	$510,399
The following table illustrates the reconciliation of the capital surplus due to shares repurchased and retired:

	Capital stock	Additional paid-in capital	Other	Treasury shares	Total
Share Repurchase Plan:
Shares repurchased	$—	$—	$—	$(1,064)	$(1,064)
Shares retired	(19)	(893)	38	874	—
Shares Surrender	(2)	2	—	—	—
Tender Offer	(1,613)	(75,584)	27,197	—	(50,000)
	$(1,634)	$(76,475)	$27,235	$(190)	$(51,064)
6(15)    Accumulated deficits
Under the Company’s Articles of Incorporation, distribution of earnings would be based on the Company’s operating and capital needs.
6(16)    Revenue

	Years ended December 31,
	2021	2022	2023
Revenue from contracts with customers	$40,760	$47,300	$53,505
A.Disaggregation of revenue from contracts with customers
(a)The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

2021	United States	Japan	France	Others	Total
Revenue from external customer contracts	$20,173	$4,520	$3,206	$12,861	$40,760
Timing of revenue recognition:
At a point in time	$5,114	$676	$771	$2,331	$8,892
Over time	15,059	3,844	2,435	10,530	31,868
	$20,173	$4,520	$3,206	$12,861	$40,760

2022	United States	Japan	France	Others	Total
Revenue from external customer contracts	$24,291	$4,717	$3,431	$14,861	$47,300
Timing of revenue recognition:
At a point in time	$5,126	$871	$590	$1,979	$8,566
Over time	19,165	3,846	2,841	12,882	38,734
	$24,291	$4,717	$3,431	$14,861	$47,300

2023	United States	Japan	France	Others	Total
Revenue from external customer contracts	$24,992	$4,301	$4,170	$20,042	$53,505
Timing of revenue recognition:
At a point in time	$4,380	$523	$471	$2,214	$7,588
Over time	20,612	3,778	3,699	17,828	45,917
	$24,992	$4,301	$4,170	$20,042	$53,505
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Years ended December 31,
	2021	2022	2023
AR/AI cloud solutions and Subscription	$29,470	$36,915	$44,755
Licensing	8,857	8,432	7,546
Advertisement	2,398	1,819	1,162
Others (Note)	35	134	42
	$40,760	$47,300	$53,505
Note: Others are immaterial revenue streams to the Group.
(c)The revenue generated from AR/AI cloud solutions was $17,834, $20,685, and $18,238 for the years ended December 31, 2021, 2022 and 2023, respectively.
B.Contract assets and liabilities
(a)The Group has recognized the following revenue-related contract assets mainly arose from unbilled receivables and contract liabilities mainly arose from sales contracts with receipts from customers in advance. Generally, the contract period is one year, the contract liabilities are reclassified as revenue within the following one year after the balance sheet date.

	December 31, 2022	December 31, 2023
Contract assets:
Unbilled revenue	$3,660	$2,770
Contract liabilities:
Advance sales receipts	$13,024	$15,346
(b)Revenue recognized that was included in the contract liability balance at the beginning of the period

	Years ended December 31,
	2021	2022	2023
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$4,782	$8,831	$12,738
(c)Unsatisfied contracts
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as of December 31, 2022 and 2023, amounting to $ 23,653 and $ 28,133, respectively. The Group expects that 85% of the transaction price allocated to the unsatisfied contracts as of December 31, 2023, are expected to be recognized as revenue less than one year. The remaining 15% is expected to be recognized as revenue from 2025 to 2027.
6(17)    Interest income

	Years ended December 31,
	2021	2022	2023
Interest income from bank deposits	$131	$1,977	$4,188
Interest income from financial assets at amortized cost	—	52	5,309
Imputed interest on deposit	—	—	1
	$131	$2,029	$9,498
The nature of interest income from financial assets at amortized cost was time deposits with maturities over three months.
6(18)    Other income

	Years ended December 31,
	2021	2022	2023
Subsidy from government	$21	$1	$21
Others	97	74	12
	$118	$75	$33
6(19)    Other gains and losses

	Years ended December 31,
	2021	2022	2023
Foreign exchange gains (losses)	$(893)	$1,303	$34
Gains (losses) on financial liabilities at fair value through profit or loss	(150,745)	(93,777)	1,641
	$(151,638)	$(92,474)	$1,675
Please refer to Note 6(8) for details of gains (losses) on financial liabilities at fair value through profit or loss.
6(20)    Finance costs

	Years ended December 31,
	2021	2022	2023
Interest expense – lease liabilities	$9	$8	$15
6(21)    Costs and expenses by nature

	Years ended December 31,
	2021	2022	2023
Cost of goods sold	$2	$39	$3
Employee benefit expenses	23,472	27,300	27,956
Promotional fees	10,841	7,517	9,565
Platform fees	4,286	5,518	8,708
Professional service fees	3,753	8,537	6,888
Insurance expenses	82	459	2,102
Warranty cost	734	897	677
Depreciation of right-of-use assets	389	456	441
Depreciation of property, plant and equipment	209	247	197
Amortization of intangible assets	47	63	75
Listing expense	—	65,264	—
Others	1,982	2,077	2,553
	$45,797	$118,374	$59,165
6(22)    Employee benefit expenses

	Years ended December 31,
	2021	2022	2023
Wages and salaries	$19,328	$22,083	$21,263
Remuneration to directors	—	112	553
Employee insurance fees	1,218	1,376	1,349
Pension costs	613	676	707
Employee stock options	1,782	2,117	3,268
Other personnel expenses	531	936	816
	$23,472	$27,300	$27,956
6(23)    Income tax
A.Income tax expense

	Years ended December 31,
	2021	2022	2023
Current income tax:
Current tax expense recognized for the current period	$300	$390	$144
Prior year income tax underestimation	9	3	—
Total current tax	309	393	144
Deferred income tax:
Origination and reversal of temporary differences	(47)	(101)	(29)
Taxable losses	155	—	—
Total deferred income tax	108	(101)	(29)
Income tax expense	$417	$292	$115
B.Reconciliation between income tax expense and accounting loss:

	Years ended December 31,
	2021	2022	2023
Tax calculated based on loss before tax and statutory tax rate (Note i)	$(1,132)	$(368)	$(221)
Effects from items disallowed by tax regulation	32	46	18
Effects from non-deductible offshore income tax	110	147	6
Temporary difference not recognized as deferred income tax assets	497	141	702
Prior year income tax underestimation	9	3	—
Taxable loss not recognized as deferred income tax assets	893	638	1,732
Change in assessment of realization of deferred income tax assets	—	(301)	(2,139) (Note ii)
Effects from other states apart from where United States subsidiary registered	7	8	8
Others	1	(22)	9
Income tax expense	$417	$292	$115
Note i: As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.0%. Hence, there was no tax impact to the Company. The difference between the Company’s domestic statutory income tax rate and its income tax expense is due to the effect of the tax rates in the other jurisdictions in which the Company operates. The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.
Note ii: The change in assessment of the realization of deferred income tax assets mainly consists of the use of net operating loss (NOL).
The following table illustrates the statutory tax rates for significant jurisdictions that the Company operates:

	Years ended December 31,
Jurisdictions	2021	2022	2023
United States (Federal/State)	21%/8.84%	21%/8.84%	21%/8.84%
Japan	34.45%	35.73%	34.60%
Taiwan	20%	20%	20%
C.Amounts of deferred income tax assets or liabilities as a result of temporary differences and tax losses are as follows:

	2022
	January 1	Recognized in profit or loss	Net exchange differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$158	$91	$(21)	$228
Unrealized exchange losses	(2)	2	—	—
Others	9	8	(1)	16
	$165	$101	$(22)	$244

	2023
	January 1	Recognized in profit or loss	Net exchange differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$228	$43	$(15)	$256
Others	16	(14)	(1)	1
	$244	$29	$(16)	$257
D.Expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets are as follows:

	December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred income tax assets	Expiry year
2016	$4,867	$4,043	$4,043	2036
2017	3,601	3,601	3,601	2037
2018	7,522	2,820	2,820	2028~no expiration
2019	918	918	918	2024~2029
2020	903	903	903	2030
2021	3,594	3,594	3,594	no expiration
2022	3,271	3,271	3,271	2027~no expiration
2023	6,030	6,030	6,030	2028~no expiration
	$30,706	$25,180	$25,180
E.The amounts of deductible temporary difference that are not recognized as deferred income tax assets are as follows:

	December 31, 2022	December 31, 2023
Deductible temporary differences	$614	$3,424
6(24)    Earnings (loss) per share

	Year ended December 31, 2021
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Loss per share (in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(156,852)	52,965	$(2.96)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(156,852)	52,965	$(2.96)

	Year ended December 31, 2022
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Loss per share (in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(161,744)	68,337	$(2.37)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(161,744)	68,337	$(2.37)

	Year ended December 31, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,416	118,024	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,416	118,024	$0.05
Note: Employee stock options was excluded from the calculation of diluted earnings (loss) per share as it is anti-dilutive for the years ended December 31, 2021, 2022 and 2023.
6(25)    Changes in liabilities from financing activities

	2021
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$108,427	$340	$108,767
Changes in cash flow from financing activities	—	(393)	(393)
Net exchange differences	—	13	13
Change in fair value through profit and loss	150,745	—	150,745
Change in fair value through other comprehensive income	58	—	58
Changes in other non-cash items – additions	—	678	678
At December 31	$259,230	$638	$259,868

	2022
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$259,230	$638	$259,868
Changes in cash flow from financing activities	—	(457)	(457)
Net exchange differences	—	(56)	(56)
Warrants assumed in connection with the Recapitalization	8,431	—	8,431
Exchange of preferred shares	(358,238)	—	(358,238)
Change in fair value through profit and loss	93,777	—	93,777
Change in fair value through other comprehensive income	7	—	7
Changes in other non-cash items – additions	—	213	213
At December 31	$3,207	$338	$3,545

	2023
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$3,207	$338	$3,545
Changes in cash flow from financing activities	—	(435)	(435)
Change in fair value through profit and loss	(1,641)	—	(1,641)
Changes in other non-cash items – additions	—	1,012	1,012
Changes in other non-cash items – lease modification	—	(47)	(47)
At December 31	$1,566	$868	$2,434

6(26)    Recapitalization
The Recapitalization has been accounted for with Provident being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Recapitalization has been accounted for as the equivalent of Perfect issuing shares for the net assets of Provident, accompanied by a recapitalization by third party investors.
The net assets of Provident were recognized at their net carrying amounts with no goodwill or other intangible assets.
Perfect has been determined to be the accounting acquirer based on the evaluation of the following facts and circumstances:
•the former owners of Perfect hold the largest portion of voting rights in the combined company;
•Perfect has the right to appoint a majority of the directors in the combined company;
•Perfect’s existing senior management team comprise a majority of management of the combined company;
•the operations of Perfect represent the ongoing operations of the combined company; and
•Perfect is the larger one of the combining entities based on the fair value, assets, revenues and profit/loss.
The acquisition of the net assets of Provident on the Closing Date does not meet the definition of a business combination under IFRS 3—Business Combinations and has therefore been accounted for within the scope of IFRS 2—Share-based Payments, with the former Provident shareholders receiving Perfect Class A Ordinary Shares based on Business Combination Agreement or requested redemption. The excess of fair value of Perfect Ordinary Shares issued over the fair value of Provident’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred, the summary of which is as follows:

	Listing expense
Net assets of Provident at Closing, excluding the impact of PIPE and FPA investors		$63
Cash and cash equivalents	7,893
Accrued expenses	(500)
Warrant liabilities (Note i)	(7,330)
Total value of Perfect shares issued to Provident shareholders, excluding PIPE and FPA Investor (Note ii)		(56,478)
Adjustment to listing expense as result of Sponsor Earnout		(8,849)
		$(65,264)
Note i : The difference between $7,330 and the warrant liability of $8,431 in Note 6(8) is the value of the FPA warrants.
Note ii : The fair value was based on 6,764 thousand shares issued and the opening market price of Provident of $8.35 (in dollars) per share as of October 28, 2022.
The Recapitalization also involved:
•Provident and certain investors (the “FPA Investors”) entered into certain FPA, pursuant to which the FPA Investors agreed to subscribe for and purchase, and Provident agreed to issue and sell to such FPA Investors, collectively, 5,500 thousand Provident Class A Ordinary Shares and 2,750 thousand warrants to purchase Provident Class A Ordinary Shares in consideration for an aggregate purchase price of $55,000 (the “FPA Investment”).
•Certain investors (the “PIPE Investors”), entered into Subscription Agreements, pursuant to which, the PIPE Investors purchased, concurrently with the closing of the Transaction, in the aggregate,
5,000 thousand Provident Class A Shares for $10.00 (in dollars) per share, for an aggregate purchase price of $50,000 (the “PIPE Investment”).
•Shares to be issued for Perfect shareholders pursuant to Business Combination Agreements and Shares to be issued for Provident pursuant to Sponsor Letter Agreement. Please refer to Note 6(12) “Share-based payment”.
•Professional service expenditures of $1,594 and $5,888 incurred to facilitate listing on the NYSE for the years ended December 31, 2021 and 2022 which, in addition to the $65,264 listing expense described in the table above, has resulted in a total of $1,594 and $71,152 being recognized in profit or loss for the years ended December 31, 2021 and 2022.